GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Concentration risk percentage	37.00%	44.00%	45.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	27.00%	27.00%	17.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	17.00%	17.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage			11.00%